Net Loss Per Share of the Trust (Details) (Colonial Properties Trust, USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Colonial Properties Trust
Numerator:
Net income (loss) attributable to parent company					$ 7,908	$ 12,387	$ (6,437)	$ (11,611)	$ 8,160	$ 2,247	$ (40,537)
Adjusted by:
Distributions on preferred shares									0	0	(5,649)
Income from discontinued operations	25,238	1,476	4,176	3,181	3,124	24,924	3,143	2,517	(34,070)	(33,708)	(7,099)
Income allocated to participating securities									(529)	(402)	(373)
Preferred unit repurchase gains					2,500	0	0	0	0	2,500	3,000
Preferred share/unit issuance costs write-off					(1,319)	0	0	0	0	(1,319)	(4,868)
Loss from continuing operations available to common shareholders									$ (26,439)	$ (30,682)	$ (55,526)
Denominator:
Denominator for basic net loss per share — weighted average common shares	87,454,000	87,325,000	87,201,000	87,012,000	86,769,000	86,573,000	83,588,000	79,512,000	87,251,000	84,142,000	71,919,000
Effect of dilutive securities									0	0	0
Denominator for diluted net loss per share/unit - adjusted weighted average common shares/units	87,454,000	87,325,000	87,490,000	87,012,000	87,010,000	86,573,000	83,588,000	79,512,000	87,251,000	84,142,000	71,919,000
Earnings per share, diluted
Dilutive shares									285,064	225,163	55,802
Antidilutive securities excluded from computation of earnings per share, amount									696,749	994,118	1,001,237